Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Cash Flow Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Condensed Financial Statements [Line Items]
Net cash provided by operating activities	$ 6,306	$ 4,890	$ 9,952	$ 7,004
Net cash provided by (used in) investing activities	(3,651)	(4,017)	(7,438)	(7,810)
Net cash provided by (used in) financing activities	(2,398)	(1,599)	(5,735)	223
Currency translation differences relating to cash and cash equivalents	(314)	202	(169)	369
Increase (decrease) in cash and cash equivalents	(57)	(524)	(3,390)	(214)
Cash and cash equivalents at beginning of year(a)	22,242	23,794	25,586	23,484
Cash and cash equivalents at end of year	22,185	23,270	22,185	23,270
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Net cash provided by operating activities			171	177
Net cash provided by (used in) investing activities			(171)	(177)
Net cash provided by (used in) financing activities			0	0
Currency translation differences relating to cash and cash equivalents			0	0
Increase (decrease) in cash and cash equivalents			0	0
Cash and cash equivalents at beginning of year(a)			0	0
Cash and cash equivalents at end of year	0	0	0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Net cash provided by operating activities			3,543	2,799
Net cash provided by (used in) investing activities			0	0
Net cash provided by (used in) financing activities			(3,538)	(2,849)
Currency translation differences relating to cash and cash equivalents			0	0
Increase (decrease) in cash and cash equivalents			5	(50)
Cash and cash equivalents at beginning of year(a)			10	50
Cash and cash equivalents at end of year	15	0	15	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Net cash provided by operating activities			6,238	4,028
Net cash provided by (used in) investing activities			(7,267)	(7,633)
Net cash provided by (used in) financing activities			(2,197)	3,072
Currency translation differences relating to cash and cash equivalents			(169)	369
Increase (decrease) in cash and cash equivalents			(3,395)	(164)
Cash and cash equivalents at beginning of year(a)			25,576	23,434
Cash and cash equivalents at end of year	$ 22,170	$ 23,270	$ 22,170	$ 23,270